Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity	$ 2,467,846	$ 1,513,349	$ 1,521,051
Attributable to equity holders of the Company
Equity	$ 2,463,099	$ 1,508,212	$ 1,516,850